Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
a)Share capital
On December 31, 2022, share capital is represented by 329,608,226 common shares, par value of US$0.000025. Share capital is composed of the following shares for the year ended December 31, 2022:

December 31, 2020 shares outstanding	329,016,372
Treasury shares	1,520,065
Long-Term Incentive Plan	758,024
Repurchase of common shares	(1,686,235)
December 31, 2021 shares outstanding	329,608,226
Treasury shares	3,642,899
Long-Term Incentive Plan	637,728
Repurchase of common shares	(4,280,627)
December 31, 2022 shares outstanding	329,608,226
b)Capital reserve
The capital reserve can only be used to increase capital, offset losses, redeem, reimburse, or purchase shares or pay cumulative dividends on preferred shares. For the year ended December 31, 2022, the Company has not recognize any capital reserve movement, as all the LTIP and LTIP goals shares were delivered with treasury. For the year ended December 31, 2021, the Company recognize LTIP capital movement by issuing new shares of R$138,665 (R$3,834 in the year ended December 31, 2020).
c)Share based long-term incentive plan (LTIP and LTIP goals)
Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO. The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date in shares.
This arrangement is classified as equity settled. For the year ended December 31, 2022, the Company recognized in equity, costs related to the LTIP and LTIP Goals in the total amount of R$127,391 (R$305,408 and R$75,218 for the years ended December 31, 2021 and 2020, respectively). On December 31, 2022, the amount of R$42,791 (R$61,359 and R$62,293 for the years ended December 31, 2021 and 2020, respectively) was accounted for LTIP and LTIP Goals social charges, including withholding income tax (Note 16).
The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of the Company’s issued share capital at any time. Until December 31, 2022, total shares granted were 8,169,039 and the total shares issued were 6,545,423, representing 2.5% and 2.0% of total shares respectively.
d)OCI and Equity valuation adjustments
The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, PagSeguro Colombia, PagSeguro Chile, PagSeguro Peru and PagSeguro Mexico which amounted to a loss of R$677 for the year ended on December 31, 2022 (loss of R$117 for the year ended December 31, 2021 and gain of R$959 for the year ended December 31, 2020). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.
The financial investments mentioned in note 6 were classified at fair value through other comprehensive income. Unrealized accumulated gain on LFTs for the year ended December 31, 2022 totaled R$141 (loss of R$107 for the year ended December 31, 2022).
As part of transactions completed in prior years, the Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests from the non-controlling shareholders of the subsidiary represented by the accumulated amount of R$22,372 (R$22,372 as of December 31, 2021 and 2020).
e)Treasury shares
On October 30, 2018, PagSeguro Digital’s board of directors authorized a share repurchase program, under which the PagSeguro Group may repurchase up to US$250 million in outstanding Class A common shares traded on the New York Stock Exchange (NYSE). The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits. Treasury shares are composed of the following shares for the years ended December 31, 2022 and 2021:

	Shares	Amount	Average Price (US$)

Repurchase shares
December 31, 2020 treasury shares	168,636	13,609	18.06
Repurchase of common shares	1,686,235	284,812	30.23
Long-Term Incentive Plan	(166,170)	(13,410)	18.06
December 31, 2021 treasury shares	1,688,701	285,011	30.23
Repurchase of common shares	4,280,627	291,445	12.50
Long-Term Incentive Plan	(637,728)	(101,102)	28.16
December 31, 2022 treasury shares	5,331,600	475,354	16.00